EATON VANCE SERIES TRUST II The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8354

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Trust II (the “Registrant”) on behalf of Eaton Vance Income Fund of Boston (the “Fund”) (1933 Act File No. 02-42722) certifies (a) that the forms of prospectus and statement of additional information dated March 1, 2006 used with respect to the Fund, do not differ materially from those contained in Post-Effective Amendment No. 65 (“Amendment No. 65”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 65 was filed electronically with the Commission (Accession No. 0000940394-06-000217) on February 28, 2006.

EATON VANCE INCOME FUND OF BOSTON

By: /s/ Alan R. Dynner Alan R. Dynner, Secretary

Date: March 1, 2006